Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Capitalized Terminal Costs and Fixed Assets
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	June 30,	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$1,641,717	$1,641,722
LNG terminal construction-in-process	273	256
LNG site and related costs, net	152	156
Accumulated depreciation	(187,630)	(166,539)
Total LNG terminal costs, net	1,454,512	1,475,595

Fixed assets
Computer and office equipment	424	368
Vehicles	599	550
Machinery and equipment	1,169	1,172
Other	749	759
Accumulated depreciation	(2,396)	(2,270)
Total fixed assets, net	545	579
Property, plant and equipment, net	$1,455,057	$1,476,174

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2012	2011
LNG terminal costs
LNG terminal	$1,641,722	$1,637,724
LNG terminal construction-in-process	256	286
LNG site and related costs, net	156	163
Accumulated depreciation	(166,539)	(124,409)
Total LNG terminal costs, net	1,475,595	1,513,764

Fixed assets
Computer and office equipment	368	227
Vehicles	550	416
Machinery and equipment	1,172	1,068
Other	759	630
Accumulated depreciation	(2,270)	(1,968)
Total fixed assets, net	579	373
Property, plant and equipment, net	$1,476,174	$1,514,137

Schedule of Estimated Useful Lives of LNG Terminal Identifiable Components
The identifiable components of our LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30